Lease Liabilities - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	$ 4,292,555	$ 552,615	$ 7,710,820	$ 992,677
Depreciation	(3,387,537)	(436,105)	(3,418,265)	(440,062)
Balance ending	2,294,027	295,329	4,292,555	$ 552,615
Additions	1,389,009	$ 178,819
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	4,185,679		7,347,439
Depreciation	(3,141,760)		(3,161,760)
Balance ending	1,043,919		4,185,679
Additions
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	106,876		363,381
Depreciation	(245,777)		(256,505)
Balance ending	1,250,108		$ 106,876
Additions	$ 1,389,009